Note 8 - Prepaid Expenses and Other Current Assets (Details) - Summary of Prepaid Expenses and Other Current Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Summary of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses	$ 674	$ 592
Interest receivable	293	338
Other receivable	26	29
Value-added-tax recoverable	19	56
Deferred income tax assets	17	16
Other	279	406
	$ 1,308	$ 1,437